Statement of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 556	$ 1,286
Net income/(loss)	(1,877)	913
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	361	2
Depreciation, depletion and amortization	582	588
Impairment of assets	2,142	2
Deferred taxation	(218)	135
Movement in non-hedge derivatives and bonds	(350)	(174)
Equity loss/(income) in associates	170	(18)
Dividends received from associates	23	55
Other non cash items	16	46
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(30)	23
Effect of changes in operating working capital items:
Receivables	38	(186)
Inventories	(120)	(200)
Accounts payable and other current liabilities	(181)	100
Net cash (used)/generated in investing activities	(1,458)	(1,819)
Available for sale investments acquired	(6)	(6)
Held to maturity investments acquired	(67)	(74)
Associates and equity accounted joint ventures acquired	0	(2)
Contributions to associates and equity accounted joint ventures	(394)	(215)
Acquisition of subsidiary and loan	0	(335)
Additions to property, plant and equipment	(1,010)	(1,135)
Interest capitalized and paid	(5)	(8)
Expenditure on intangible assets	(50)	(52)
Proceeds on sale of mining assets	7	4
Proceeds on sale of available for sale investments	2	0
Proceeds on redemption of held to maturity investments	63	73
Proceeds on disposal of associates and equity accounted joint ventures	6	20
Proceeds on disposal of subsidiary	2	0
Loans advanced to associates and equity accounted joint ventures	(26)	(64)
Loans repaid by associates and equity accounted joint ventures	33	1
Cash of subsidiary acquired	0	5
Reclassification of cash balances to held for sale assets	(6)	0
Change in restricted cash	(7)	(31)
Net cash generated/(used) by financing activities	796	544
Repayments of debt	(1,226)	(212)
Issuance of stock	0	2
Proceeds from debt	2,106	1,212
Debt issue costs	(34)	(29)
Acquisition of noncontrolling interests	0	(215)
Dividends paid to common stockholders	(40)	(193)
Dividends paid to noncontrolling interests	(10)	(21)
Net increase/(decrease) in cash and cash equivalents	(106)	11
Effect of exchange rate changes on cash	(25)	0
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - September 30,	786	1,123
Cash and cash equivalents - September 30, net of bank overdraft	761
Bank Overdrafts	$ 25	$ 0